DEBT OBLIGATIONS - SCHEDULE OF DEBT OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012
Debt face amount	$ 372,000
Weighted average life (years)	3 years 6 months	[1],[2]
Collateral
Weighted average life (years)	3 years 6 months	[3]
Outstanding Face Amount of Collateral	1,896,773	[3]
Amortized Cost Basis of Collateral	1,672,767	[3]
Carrying Value of Collateral	1,689,994	[3]
Agency RMBS Repurchase Agreements
Month Issued	Various	[3],[4],[5]
Debt face amount	1,071,587	[3],[4],[5]
Carrying value	1,071,587	[3],[4],[5]
Final stated maturity	Dec. 01, 2013	[3],[4],[5]
Weighted average funding cost	0.36%	[3],[4],[5]
Weighted average life (years)	0 years 1 month 6 days	[3],[4],[5]
Agency RMBS Repurchase Agreements | Collateral
Weighted average life (years)	2 years 10 months 24 days	[3],[4],[5]
Outstanding Face Amount of Collateral	1,067,063	[3],[4],[5]
Amortized Cost Basis of Collateral	1,130,533	[3],[4],[5]
Carrying Value of Collateral	1,124,451	[3],[4],[5]
Non-agency RMBS Repurchase Agreements
Month Issued	Various	[3],[5],[6],[7]	Various	[10],[8],[9]
Debt face amount	53,475	[3],[5],[6],[7]	150,922	[10],[8],[9]
Carrying value	53,475	[3],[5],[6],[7]	150,922	[10],[8],[9]
Final stated maturity	Oct. 01, 2013	[3],[5],[6],[7]	Jan. 01, 2013	[10],[8],[9]
Contractual Weighted average funding cost			LIBOR	[10],[8],[9]
Variable Rate Spread			2.00%	[10],[8],[9]
Weighted average funding cost	1.84%	[3],[5],[6],[7]	2.21%	[10],[8],[9]
Weighted average life (years)	0 years 1 month 6 days	[3],[5],[6],[7]	0 years 1 month 6 days	[10],[8],[9]
Non-agency RMBS Repurchase Agreements | Collateral
Weighted average life (years)	5 years 3 months 18 days	[3],[5],[6],[7]	6 years 10 months 24 days	[10],[8],[9]
Outstanding Face Amount of Collateral	100,411	[3],[5],[6],[7]	344,177	[10],[8],[9]
Amortized Cost Basis of Collateral	77,108	[3],[5],[6],[7]	215,034	[10],[8],[9]
Carrying Value of Collateral	75,667	[3],[5],[6],[7]	228,493	[10],[8],[9]
Non-agency RMBS Term Repurchase Agreements
Month Issued	Aug 2013	[11],[3],[7]
Debt face amount	342,872	[11],[3],[7]
Carrying value	342,872	[11],[3],[7]
Final stated maturity	Aug. 01, 2014	[11],[3],[7]
Weighted average funding cost	2.43%	[11],[3],[7]
Weighted average life (years)	0 years 9 months 18 days	[11],[3],[7]
Non-agency RMBS Term Repurchase Agreements | Collateral
Weighted average life (years)	4 years	[11],[3],[7]
Outstanding Face Amount of Collateral	729,299	[11],[3],[7]
Amortized Cost Basis of Collateral	465,126	[11],[3],[7]
Carrying Value of Collateral	489,876	[11],[3],[7]
Total Repurchase Agreements
Debt face amount	1,467,934	[3]
Carrying value	$ 1,467,934	[3]
Weighted average funding cost	0.90%	[3]
Weighted average life (years)	0 years 3 months 18 days	[3]

[1]	(C) The weighted average life is based on the timing of expected principal reduction on the assets.
[2]	(G) The total outstanding face amount was $16.4 million for fixed rate securities and $2.0 billion for floating rate securities.
[3]	(A) These repurchase agreements had approximately $0.1 million of associated accrued interest payable at September 30, 2013.
[4]	(B) The counterparties of these repurchase agreements are Goldman Sachs $45.9 million, Barclays $287.7 million, Nomura $229.0 million, Citi $133.0 million, Morgan Stanley $97.1 million and Daiwa $278.9 million and were subject to customary margin call provisions.
[5]	(C) All of the repurchase agreements that matured during October 2013 were renewed or refinanced subsequent to September 30, 2013.
[6]	(D) The counterparties of these repurchase agreements are Barclays $21.8 million, and Royal Bank of Canada $31.6 million and were subject to customary margin call provisions.
[7]	(E) All of the Non-Agency repurchase agreements have LIBOR-based floating interest rates.
[8]	(A) These repurchase agreements had approximately $55 thousand of associated accrued interest payable at December 31, 2012. $151 million face amount of these repurchase agreements were renewed subsequent to December 31, 2012.
[9]	(B) The counterparty of these repurchase agreements is Credit Suisse.
[10]	(C) Newcastle is the guarantor of these repurchase agreements, which are subject to customary margin call provisions.
[11]	(F) Represents a one year term master repurchase agreement with Alpine Securitization Corp., an asset-backed commercial paper facility sponsored by Credit Suisse AG. This repurchase agreement is not subject to margin call provisions and is subject to customary loan covenants and event of default provisions, including event of default provisions triggered by a 50% market capitalization decline provision, as well as a two to one indebtedness to tangible net worth provision. The financing bears interest at LIBOR plus an applicable margin as stated below (See Schedule of maturities of repurchase agreements).